S000004350 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	299 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.75%	13.87%	14.79%
NYSE Biotechnology Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	28.46%	2.83%	4.72%
iShares Biotechnology ETF
Prospectus [Line Items]
Average Annual Return, Percent		28.03%	2.47%	4.37%
Performance Inception Date					Feb. 05, 2001
iShares Biotechnology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.95%	2.41%	4.31%
iShares Biotechnology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.64%	1.89%	3.46%

[1]	The NYSE Biotechnology Index (Spliced) reflects the performance of the Nasdaq Biotechnology Index through June 20, 2021 and then NYSE Biotechnology Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.